Annual Total Returns - BLACKROCK LIFEPATH INDEX 2045 FUND (Class K Shares) [BarChart] - Class K Shares - BLACKROCK LIFEPATH INDEX 2045 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	15.61%
Annual Return 2013	20.32%
Annual Return 2014	7.10%
Annual Return 2015	(0.64%)
Annual Return 2016	8.28%
Annual Return 2017	21.07%
Annual Return 2018	(7.50%)
Annual Return 2019	26.25%
Annual Return 2020	14.64%